Note 9 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Schedule of Environmental Loss Contingencies by Site [Table Text Block]

	As of December 31,
(in millions)	2015	2014
Other current operating sites	$7	$7
Sites associated with former operations	—	10
Sites associated with the non-imaging health businesses sold in 1994	6	11
Total	$13	$28

Cash Expenditures for Pollution Prevention and Waste Treatment [Table Text Block]

	Successor			Predecessor
(in millions)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Four Months Ended December 31, 2013	For the Eight Months Ended August 31, 2013
Recurring costs for pollution prevention and waste treatment	$13	$13	$5	$16
Capital expenditures for pollution prevention and waste treatment	2	2	2	—
Total	$15	$15	$7	$16

Schedule of Asset Retirement Obligations [Table Text Block]

	For the Year Ended December 31,
(in millions)	2015	2014
Asset Retirement Obligations at start of period	$53	$52
Liabilities incurred in the current period	1	3
Liabilities settled in the current period	(3)	(1)
Accretion expense	2	2
Revision in estimated cash flows	(6)	(2)
Foreign exchange impact	—	(1)
Asset Retirement Obligations at end of period	$47	$53